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                   SUPPLEMENT DATED SEPTEMBER 22, 2005 TO THE
                      STATEMENT OF ADDITIONAL INFORMATION

                              DATED JULY 29, 2005
                            VAN KAMPEN EQUITY TRUST,
                            ON BEHALF OF ITS SERIES,
                      VAN KAMPEN VALUE OPPORTUNITIES FUND,
                 AS PREVIOUSLY SUPPLEMENTED ON AUGUST 19, 2005

     The Statement of Additional Information is hereby supplemented as follows:

     (1) The section entitled "FUND MANAGEMENT -- SECURITIES OWNERSHIP OF PORTFOLIO MANAGERS" is hereby deleted and replaced with the following:

     SECURITIES OWNERSHIP OF PORTFOLIO MANAGERS

          As of March 31, 2005, the dollar range of securities beneficially owned by each portfolio manager in the Fund is shown below:

        B. Robert Baker -- $500,001-$1,000,000
        Jason Leder -- $50,001-$100,000
        Kevin Holt -- $50,001-$100,000

          In addition, the portfolio managers hold notional investments in the Fund through the IMDCP or other deferred compensation programs. As of March 31, 2005, the dollar range of securities owned (beneficially and/or notionally) by each portfolio manager in the Fund is shown below (these amounts include those shown above as well as any notional investments):

        B. Robert Baker -- over $1 million
        Jason Leder -- $100,001-$500,000
        Kevin Holt -- $100,001-$500,000

     (2) Effective September 22, 2005, Mitchell M. Merin has resigned as Trustee and President of the Fund and all references to him in the Statement of Additional Information are hereby deleted.

     (3) Effective September 22, 2005, Ronald E. Robison is hereby named President of the Fund.

     (4) Effective September 22, 2005, Richard F. Powers III has resigned as Trustee of the Fund and all references to him in the Statement of Additional Information are hereby deleted.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
                                                                  OPPSAISPT 9/05